NUCLEAR FUEL INVENTORY (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Total Current	R$ 428,340	R$ 538,827	R$ 510,638
Non-current
Total Non-current	1,264,780	840,550
TOTAL	1,693,120	1,379,377
Elements ready
Current
Total Current	428,340	538,827
Non-current
Total Non-current	657,083	251,811
Uranium concentrate
Non-current
Total Non-current	220,135	204,116
In progress - nuclear fuel
Non-current
Total Non-current	R$ 387,562	R$ 384,623